SCHEDULE OF RESTATEMENTS OF EQUITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	$ 7,223,190
BALANCE	4,648,480	$ 7,223,190
Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	$ 19
BALANCE, shares	1,883,342
BALANCE	$ 20	$ 19
BALANCE, shares	2,021,236	1,883,342
Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	$ 52,497,045
BALANCE	54,065,775	$ 52,497,045
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	(45,053,231)
BALANCE	(49,195,897)	(45,053,231)
AOCI Attributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	(220,643)
BALANCE	(221,418)	(220,643)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	5,802,571	7,569,750
Correction of Deferred Tax Asset	(146,560)	(146,560)
Correction of Prior Period Intercompany Accounts Payable	(200,000)	(200,000)
BALANCE		5,802,571
Capitalized Software expensed to Research and Development	(792,612)
Expense Investment in Iveda Phils JV, net	(14,919)
Revision of Prior Period, Adjustment [Member] | Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	$ 20	$ 19
BALANCE, shares	2,021,236	1,883,342
Correction of Deferred Tax Asset
Correction of Prior Period Intercompany Accounts Payable
BALANCE		$ 20
BALANCE, shares		2,021,236
Capitalized Software expensed to Research and Development
Expense Investment in Iveda Phils JV, net
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	54,065,775	$ 52,497,045
Correction of Deferred Tax Asset
Correction of Prior Period Intercompany Accounts Payable
BALANCE		54,065,775
Capitalized Software expensed to Research and Development
Expense Investment in Iveda Phils JV, net
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	(47,941,796)	(44,706,671)
Correction of Deferred Tax Asset	(146,560)	(146,560)
Correction of Prior Period Intercompany Accounts Payable	(200,000)	(200,000)
BALANCE		(47,941,796)
Capitalized Software expensed to Research and Development	(792,612)
Expense Investment in Iveda Phils JV, net	(114,929)
Revision of Prior Period, Adjustment [Member] | Noncontrolling Interest [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	(99,048)
Correction of Deferred Tax Asset
Correction of Prior Period Intercompany Accounts Payable
BALANCE		(99,048)
Capitalized Software expensed to Research and Development
Expense Investment in Iveda Phils JV, net	99,048
Revision of Prior Period, Adjustment [Member] | AOCI Attributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	(222,380)	(220,643)
Correction of Deferred Tax Asset
Correction of Prior Period Intercompany Accounts Payable
BALANCE		(222,380)
Capitalized Software expensed to Research and Development
Expense Investment in Iveda Phils JV, net	962
Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	7,223,190
BALANCE	4,648,480	7,223,190
Restated [Member] | Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	$ 19
BALANCE, shares	1,883,342
BALANCE	$ 20	$ 19
BALANCE, shares	2,021,236	1,883,342
Restated [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	$ 52,497,045
BALANCE	54,065,775	$ 52,497,045
Restated [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	(45,053,171)
BALANCE	(49,195,897)	(45,053,171)
Restated [Member] | Noncontrolling Interest [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE
BALANCE
Restated [Member] | AOCI Attributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
BALANCE	(220,643)
BALANCE	$ (221,418)	$ (220,643)